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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

__________________________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

__________________________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

__________________________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Asset Allocation Fund, for the six months ended June 30, 2009. This series has December 31 fiscal year end.

Date of reporting period: June 30, 2009

Item 1 - Reports to Stockholders.

Evergreen Asset Allocation Trust

Evergreen Asset Allocation Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
8	ABOUT YOUR FUND’S EXPENSES
ASSET ALLOCATION TRUST
10	CONSOLIDATED FINANCIAL HIGHLIGHTS
11	CONSOLIDATED SCHEDULE OF INVESTMENTS
21	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
22	CONSOLIDATED STATEMENT OF OPERATIONS
23	CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
EVERGREEN ASSET ALLOCATION FUND
31	FINANCIAL HIGHLIGHTS
36	STATEMENT OF ASSETS AND LIABILITIES
37	STATEMENT OF OPERATIONS
38	STATEMENTS OF CHANGES IN NET ASSETS
40	NOTES TO FINANCIAL STATEMENTS
45	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund and Asset Allocation Trust will file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the proxy voting policies and procedures for the fund and Asset Allocation Trust, as well as information regarding how they voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Asset Allocation Trust and Evergreen Asset Allocation Fund for the six-month period ended June 30, 2008 (the “period”).

Capital markets throughout the globe continued to experience extreme pressure during the first half of 2009. Early in the year, layoff announcements accelerated, further pressuring personal consumption and business investment. The fixed income markets worried about deflation, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April, stocks rallied off their March lows, with international and small cap stocks leading the gains.

The financial markets maintained a rapid pace in the first two months of the second quarter but slowed in June. In the equity markets, daily trading volume moderated, as areas of leadership for the month included small caps, growth and technology. Stocks rallied sharply from their lows reached in early March. In the fixed income markets, the yield on the benchmark 10-year Treasury climbed by approximately 100 basis points as fears escalated relative to government spending, the potential for pricing pressures and currency weakness. Signs of stability emerged in the corporate credit markets, however, as both issuance and performance improved. The price of oil surged in the second quarter, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. While recent data reflects an economy that is managing to climb from the depths of the past two quarters, we question whether the fundamentals are in place for sustainable growth, given the still unresolved issues of credit availability, rising unemployment, declining home values, auto bankruptcies, and the possibility for more bank re-capitalizations.

Due to prospects for “below-trend” growth, we consider the growing inflation fears to be overdone. The economic school of monetarism suggests that the global surge in government spending will trigger pricing pressures, and we would agree, but just not yet. Global growth is receding, oil prices remain 50% lower than last summer, and domestic home prices continue their descent. Rather, as massive global stimulus seeks areas that may hold their intrinsic value (hard assets such as gold), signs of “reflation”

LETTER TO SHAREHOLDERS continued

may continue. Yet with wages representing the largest costs for businesses and an unemployment rate headed toward 10%, it is improbable that true inflationary pressures are poised to develop until well into 2010.

It appears that the Federal Reserve Board may agree with this assessment. At the conclusion of their most recent meeting on June 24, monetary policy makers decided to leave their target for the benchmark federal funds rate near zero “for an extended period” as inflation is expected to remain “subdued for some time.” In addition, the central bank reiterated its commitment to the asset purchase program announced in March, whereby policy makers pledged to purchase up to $300 billion in long-term U.S. Treasury bonds and up to $1.25 trillion in mortgage-backed securities. The goal of this program is to drive prices up and yields down, in order to lower the rates borrowers must pay on a variety of loans to help improve demand and economic activity.

During the period, the management team of Evergreen Asset Allocation Fund and Asset Allocation Trust maintained an asset allocation consistent with the fund’s objective and discipline. The team monitored exposures to equity and fixed income strategies based on an assessment of relative values and opportunities in markets throughout the world.

In this challenging environment, we continue to emphasize fully diversified strategies, including exposure to international markets, for long-term investors in order to participate in equity market gains while limiting the potential for losses. Periods of economic weakness have previously been accompanied by increases in market volatility, allowing for active managers to typically outperform passive strategies. Therefore, we encourage investors, now as always, to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of Evergreen Asset Allocation Fund (the “Fund”) was closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

Evergreen Asset Allocation Fund

FUND AT A GLANCE

as of June 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Manager1:

Ben Inker, CFA

1

The fund invests all of its assets directly in Asset Allocation Trust, a mutual fund managed by Grantham, Mayo, Van Otterloo & Co. LLC. Day-to-day management of Asset Allocation Trust is performed by Ben Inker.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2009.

Morningstar’s style boxes are based on a portfolio date as of 6/30/2009 and the fund’s investment in Asset Allocation Trust.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

Evergreen Asset Allocation Fund

FUND AT A GLANCE continued

PERFORMANCE AND RETURNS

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

6-month return with sales charge	1.51%	2.31%	6.24%	N/A	N/A

6-month return w/o sales charge	7.68%	7.31%	7.24%	7.86%	7.62%

Average annual return*

1-year with sales charge	-15.79%	-15.06%	-12.04%	N/A	N/A

1-year w/o sales charge	-10.63%	-11.33%	-11.30%	-10.43%	-10.82%

5-year	2.09%	2.29%	2.57%	3.60%	3.10%

10-year	4.74%	4.61%	4.62%	5.65%	5.16%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance for Classes A, B, C, I and R prior to 10/3/2002 is based on the performance of Class III of the fund’s predecessor fund, GMO Global Balanced Allocation Fund. Prior to 10/3/2002, returns have been adjusted downward to reflect the Evergreen fund’s higher direct fund operating expenses including 12b-1 fees in effect at its inception. These fees were 1.06% for Class A, 1.81% for Classes B and C, 0.81% for Class I and 1.31% for Class R. 12b-1 fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class III of the predecessor fund did not pay a 12b-1 fee. Historical performance for Class R from 10/3/2002 to 10/10/2003 is based on the performance of Class A and has not been adjusted to reflect the effect of the 12b-1 fee for Class R. If these fees had been reflected, returns for Class R would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

Evergreen Asset Allocation Fund

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Asset Allocation Fund Class A shares versus a similar investment in the Barclays Capital Aggregate Bond Index (BCABI), the GMO Global Balanced Index^ (GMOGBI), the Morgan Stanley Capital International All Country World Index (MSCI ACWI) and the Consumer Price Index (CPI).

The BCABI, the GMOGBI and the MSCI ACWI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

^

The GMOGBI is a composite benchmark computed by GMO. Prior to May 1, 2007, the GMOGBI consisted of (1) the S&P 500 Index; (2) the MSCI ACWI ex-US; and (3) the BCABI in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI ex-U.S.), and 35% (BCABI). Effective May 1, 2007, the GMOGBI consists of (1) the MSCI ACWI; and (2) the BCABI in the following proportions: 65% (MSCI ACWI), and 35% (BCABI).

Evergreen Asset Allocation Fund

FUND AT A GLANCE continued

This section left intentionally blank

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Because the fund invests primarily in other mutual funds, the fund will incur fees and expenses indirectly as a shareholder of the underlying funds.

For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

All data is as of June 30, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Allocation Trust

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period†

Actual	$1,000.00	$1,082.10	$0.00
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.79	$0.00

†	Expenses are equal to the annualized expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181 / 365 days.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period††

Actual	$1,000.00	$1,082.10	$2.17
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.71	$2.11

††

The expense ratios include the Trust’s direct operating expenses as of 6/30/2009 and the indirect operating expenses of the underlying funds in which the Trust invests as of 6/30/2009. The indirect expenses were estimated to be 0.42%. Expenses of the Trust are equal to the annualized expense ratio of 0.42% multiplied by the average account value over the period, multiplied by 181 / 365 days.

ABOUT YOUR FUND’S EXPENSES continued

Evergreen Asset Allocation Fund

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,076.76	$4.58
Class B	$1,000.00	$1,073.12	$8.43
Class C	$1,000.00	$1,072.37	$8.43
Class I	$1,000.00	$1,078.56	$3.30
Class R	$1,000.00	$1,076.18	$5.87
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.38	$4.46
Class B	$1,000.00	$1,016.66	$8.20
Class C	$1,000.00	$1,016.66	$8.20
Class I	$1,000.00	$1,021.62	$3.21
Class R	$1,000.00	$1,019.14	$5.71

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.64% for Class I and 1.14% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period**

Actual
Class A	$1,000.00	$1,076.76	$ 6.75
Class B	$1,000.00	$1,073.12	$10.59
Class C	$1,000.00	$1,072.37	$10.58
Class I	$1,000.00	$1,078.56	$ 5.46
Class R	$1,000.00	$1,076.18	$ 8.03
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,018.30	$ 6.56
Class B	$1,000.00	$1,014.58	$10.29
Class C	$1,000.00	$1,014.58	$10.29
Class I	$1,000.00	$1,019.54	$ 5.31
Class R	$1,000.00	$1,017.06	$ 7.80

**

For each class of the fund, the expense ratios include the annualized direct and indirect expenses of the underlying funds in which Asset Allocation Trust invests as of 6/30/2009. The indirect expenses were estimated to be 0.42%. For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.31% for Class A, 2.06% for Class B, 2.06% for Class C, 1.06% for Class I and 1.56% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

Asset Allocation Trust

CONSOLIDATED FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,

		2008	2007	2006	2005[1,2]

Net asset value, beginning of period	$8.77	$11.57	$11.57	$10.77	$10.93

Income from investment operations
Net investment income (loss)	0.07	0.70 [3]	0.42	0.36 [3]	0.24 [3]
Net realized and unrealized gains or losses on investments	0.65	(3.15)	0.47	0.97	0.03

Total from investment operations	0.72	(2.45)	0.89	1.33	0.27

Distributions to shareholders from
Net investment income	0	0	(0.29)	(0.36)	(0.23)
Net realized gains	0	(0.35)	(0.60)	(0.17)	(0.20)

Total distributions to shareholders	0	(0.35)	(0.89)	(0.53)	(0.43)

Net asset value, end of period	$9.49	$8.77	$11.57	$11.57	$10.77

Total return	8.21%	(21.71%)	7.96%	12.34%	2.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,510,329	$7,399,817	$11,516,725	$10,269,513	$7,731,034
Ratios to average net assets
Expenses including reimbursements[4]	0%[5]	0%	0%	0%	0%[5]
Expenses excluding reimbursements[4]	0%[5]	0%	0%	0%	0%[5]
Net investment income (loss)	1.52%[5]	6.78%	3.69%	3.19%	7.64%[5]
Portfolio turnover rate	15%	63%	55%	19%	5%

1	For the period from September 16, 2005 (commencement of operations), to December 31, 2005.
2

Certain information for the period ended December 31, 2005 has been adjusted to maintain the historical tax cost of the underlying investments of the Trust. These adjustments have no impact to the net assets of the Trust.

3	Net investment income (loss) per share is based on average shares outstanding during the period.
4	Excludes expenses incurred indirectly through investment in underlying funds.
5	Annualized

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 3.0%
FIXED-RATE 0.1%
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4A, 5.32%, 11/10/2014	$3,000,000	$2,982,000
Dominos Pizza Master Issuer, LLC, Ser. 2007-1, Class A2, 5.26%, 04/25/2037 144A	5,900,000	4,506,420
Toll Road Investment Part II:
0.00%, 02/15/2030 144A ¤	300,000	48,888
0.00%, 02/15/2037 144A ¤	4,200,000	369,558

		7,906,866

FLOATING-RATE 2.9%
ACAS Business Loan Trust, Ser. 2007-1A, Class C, 0.99%, 08/16/2019	2,529,224	1,899,447
ACAS Credit CDO, Ser. 2007-1A, Class A, 1.46%, 11/23/2052 144A	1,500,000	105,000
Accredited Mtge. Loan Trust:
Ser. 2004-4, Class A1B, 0.70%, 01/25/2035	104,471	44,204
Ser. 2007-1, Class A1, 0.36%, 02/25/2037	501,839	445,031
ACE Securities Corp. Home Equity Loan Trust:
Ser. 2005-ASAP1, Class A2C, 0.58%, 09/25/2035	115,588	110,964
Ser. 2005-SD1, Class A1, 0.71%, 11/25/2050	36,229	27,987
Ser. 2006-ASL1, Class A, 0.49%, 10/25/2036	2,800,000	721,000
Ser. 2006-ASL3, Class A2, 0.45%, 02/25/2036	360,377	51,354
Ser. 2006-ASP2, Class A2C, 0.49%, 03/25/2036	900,000	249,750
Ser. 2006-HE2, Class A, 0.47%, 05/25/2036	1,600,000	552,000
Ser. 2006-OP1, Class A, 0.46%, 04/25/2036	1,100,000	255,750
Ser. 2006-SL1, Class A, 0.47%, 09/25/2035	604,732	66,521
Ser. 2006-SL3:
Class A2, 0.48%, 06/25/2036	1,447,187	25,326
Class C, 0.41%, 06/25/2036	1,243,884	40,426
Ser. 2007-ASL1, Class CL, 0.48%, 12/25/2036	483,191	22,952
Ser. 2007-HE1, Class A, 0.40%, 01/25/2037	1,676,988	725,297
Ser. 2007-WM1, Class A, 0.38%, 11/25/2036	1,226,658	530,530
ACE Securities Corp.:
Ser. 2006-ASP4, Class C, 0.41%, 08/25/2036	1,287,970	666,525
Ser. 2006-CW1, Class C, 0.41%, 07/25/2036	2,600,000	1,722,500
Ser. 2006-SL4, Class C, 0.43%, 09/25/2036	107,883	10,788
AESOP Funding II, LLC:
Ser. 2005-1A, Class A3, 0.44%, 04/20/2011 144A	1,200,000	1,152,288
Ser. 2006-1A, Class A, 0.54%, 03/20/2012 144A	700,000	629,468
AICCO Premium Finance Master Trust, Ser. 2007-A, Class A1, 0.37%, 12/15/2011 144A	4,800,000	4,161,600
Aircraft Finance Trust, Ser. 1999-1, Class A1, 0.80%, 05/15/2024	2,100,000	588,000
Alliance Bancorp Trust, Ser. 2007-S1, Class A11, 0.51%, 05/25/2037 144A	1,385,234	145,450
AmeriCredit Automobile Receivables Trust:
Ser. 2007-AX, Class A4, 0.36%, 10/06/2013	3,400,000	3,003,560
Ser. 2007-BF, Class A4, 0.37%, 12/06/2013	1,900,000	1,567,500
Ser. 2007-DF, Class A4B, 1.12%, 06/06/2014	1,900,000	1,578,060
AmeriCredit Prime Automobile Receivables Trust, Ser. 2007-2M, Class A4B, 0.82%, 03/08/2016	3,900,000	3,037,320
Ameriquest Mtge. Securities, Inc.:
Ser. 2004-R6, Class A1, 0.52%, 07/25/2034	1,120,691	493,104
Ser. 2004-X1, Class A14, 0.64%, 03/25/2034 144A	101,508	57,859

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Archimedes Funding IV (Cayman), Ltd., Ser. 4A, Class A1, 1.14%, 02/25/2013 144A	$260,601	$230,666
Argent Securities, Inc.:
Ser. 2004-W8, Class A5, 0.83%, 05/25/2034	391,426	273,998
Ser. 2006-M1, Class A2C, 0.46%, 07/25/2036	9,700,000	2,243,125
Ser. 2006-M2, Class A2B, 0.42%, 09/25/2036	2,381,411	1,405,032
Ser. 2006-W2, Class 2AB, 0.50%, 03/25/2036	1,824,680	1,076,561
Ser. 2006-W5, Class A2C, 0.46%, 06/25/2036	1,600,000	400,000
Arran Corp. Loans No. 1 BV, Ser. 2006-1A, Class A3, 0.78%, 06/20/2025 144A	2,883,627	2,616,441
Asset Backed Funding Cert.:
Ser. 2006-OPT2, Class A3C, 0.46%, 10/25/2036	1,800,000	586,260
Ser. 2007-NC1, Class A1, 0.53%, 05/25/2037 144A	4,217,399	2,817,223
Augusta Funding, Ltd., 1.47%, 06/30/2017 144A + ☐	2,728,846	2,267,944
Bayview Financial Acquisition Trust:
Ser. 2004-B:
Class A1, 1.31%, 05/28/2039 144A	739,271	473,133
Class A2, 1.61%, 05/28/2039 144A	821,412	418,920
Ser. 2005-A, Class A1, 1.31%, 02/28/2040	1,919,307	802,654
Bear Stearns Asset Backed Securities, Inc., Ser. 2007-AQ1:
Class A1, 0.42%, 11/25/2036	899,599	570,346
Class A2, 0.51%, 11/25/2036	1,500,000	294,300
BMW Vehicle Lease Trust, Ser. 2007-1, Class A3B, 0.56%, 08/15/2013	3,747,081	3,736,589
Cabela’s Master Credit Card Trust, Ser. 2008-4A, Class A2, 3.32%, 09/15/2014 144A	4,700,000	4,725,380
Capital Auto Receivable Asset Trust:
Ser. 2007-2, Class A4B, 0.72%, 02/18/2014	3,700,000	3,570,204
Ser. 2007-8, Class M2, 0.42%, 02/15/2011	1,300,000	1,264,419
Ser. 2008-1, Class A4B, 1.67%, 07/15/2014	700,000	636,125
Capital One Auto Finance Trust, Ser. 2007-A, Class A4, 0.34%, 11/15/2013	2,000,000	1,800,000
Capitalsource Comml. Loan Trust:
Ser. 2006-1 Class A, 0.44%, 08/22/2016	589,108	471,287
Ser. 2007-1 Class A, 0.45%, 03/20/2017	954,358	620,332
Carmax Auto Owner Trust, Ser. 2008-2, Class A4B, 1.97%, 08/15/2013	3,800,000	3,722,670
Carrington Mtge. Loan Trust, Ser. 2007-FRE1, Class A2, 0.51%, 02/25/2037	4,700,000	1,176,410
Cendant Timeshare Receivables Funding, LLC:
Ser. 2004-1, Class A2, 0.50%, 05/20/2016 144A	126,551	103,123
Ser. 2005-1, Class A2, 0.50%, 05/20/2017 144A	418,346	313,760
Centex Home Equity, Ser. 2006-A, Class AV3, 0.47%, 06/25/2036	1,900,000	1,026,000
Charming Shoppes Master Trust, Ser. 2007-1A, Class A1, 1.57%, 09/15/2017 144A	5,400,000	4,820,041
Chase Funding Mtge. Loan Trust, Ser. 2003-3, Class 2A2, 0.85%, 04/25/2033	38,311	26,147
Citibank OMNI Master Trust, Ser. 2007-A9, Class A9, 1.42%, 12/23/2013 144A	4,850,000	4,817,810
Citigroup Mtge. Loan Trust, Inc.:
Ser. 2003-HE3, Class A3, 0.69%, 12/25/2033	361,538	235,358
Ser. 2004-OPT1, Class A1B, 0.72%, 10/25/2034	18,236	5,836
Ser. 2006-HE3, Class A2C, 0.47%, 12/25/2036	1,600,000	388,000
Ser. 2006-WFH4, Class A3, 0.46%, 11/25/2036	800,000	280,000

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
CLI Funding, LLC, Ser. 2006-1A, Class A, 0.50%, 08/18/2021 144A	$650,444	$396,771
CNH Equipment Trust:
Ser. 2007-B, Class A3B, 0.92%, 10/17/2011	1,982,428	1,981,271
Ser. 2008-A, Class A4B, 2.27%, 08/15/2014	1,700,000	1,581,000
CNH Wholesale Master Note Trust, Ser. 2006-1A, Class A, 0.38%, 07/15/2012 144A	1,700,000	1,687,250
College Loan Corp. Trust:
Ser. 2006-1, Class A2, 1.11%, 04/25/2022	1,500,000	1,492,231
Ser. 2007-1, Class A1, 1.10%, 01/25/2023	1,248,000	1,239,040
Ser. 2007-2, Class A1, 1.34%, 01/25/2024	2,600,000	2,472,438
Countrywide Asset-Backed Cert., Ser. 2006-BC3, Class 2A2, 0.45%, 02/25/2037	5,200,000	2,454,400
Countrywide Home Equity Loan Trust, Ser. 2007-E, Class A, 0.47%, 06/15/2037	1,895,763	484,557
Counts Trust, Ser. 2004-2, 1.56%, 09/20/2009 144A	2,500,000	2,494,400
Credit-Based Asset Servicing & Securitization, Ser. 2006-RP1, Class A1, 0.42%, 04/25/2036 144A	578,713	509,267
Crest Exeter Street Solar, Ser. 2004-1A, Class A1, 0.95%, 06/28/2019 144A	1,802,541	937,321
Daimler Chrysler Auto Trust, Ser. 2008-B, Class A4B, 2.17%, 11/10/2014	2,100,000	1,782,328
Equity One ABS, Inc., Ser. 2004-1, Class AV2, 0.61%, 04/25/2034	58,989	17,697
First Franklin Mtge. Loan Asset Backed Cert.:
Ser. 2006-FF05, Class 2A3, 0.47%, 04/25/2036	1,500,000	619,688
Ser. 2006-FF18, Class A2A, 0.38%, 12/25/2037	304,199	290,510
Franklin Auto Trust, Ser. 2008-A, Class A4B, 2.27%, 05/20/2016	900,000	891,249
Fremont Home Loan Trust:
Ser. 2006-A, Class 1A2, 0.51%, 05/25/2036	555,252	244,311
Ser. 2006-B:
Class 2A2, 0.47%, 08/25/2036	2,800,000	791,000
Class 2A3, 0.41%, 08/25/2036	439,832	263,899
GE Capital Credit Card Master Note Trust:
Ser. 2005-1, Class A, 0.36%, 03/15/2013	3,100,000	3,068,380
Ser. 2007-3, Class A1, 0.33%, 06/15/2013	4,600,000	4,416,000
GE Equipment Midticket, LLC, Ser. 2007-1, Class A3B, 0.57%, 06/14/2011	5,200,000	5,122,000
GE SeaCo Services, Ltd., Ser. 2004-1A, Class A, 0.62%, 04/17/2019 144A	628,333	433,550
GMAC Mtge. Corp. Loan Trust, Ser. 2004-HE3, Class A3, 0.54%, 10/25/2034	900,000	887,130
Goal Capital Funding Trust:
Ser. 2006-1, Class A1, 0.66%, 08/25/2020	619,388	608,948
Ser. 2007-1, Class A1, 0.63%, 06/25/2021	439,464	438,497
GreenPoint Home Equity Loan Trust:
Ser. 2004-1, Class A, 0.77%, 07/25/2029	60,698	24,623
Ser. 2004-4, Class A, 0.88%, 08/15/2030	68,105	27,625
GreenPoint Mtge. Funding Trust, Ser. 2005-HE4, Class 2A3C, 0.56%, 07/25/2030	218,337	194,320
GSC Partners CDO Fund, Ltd.:
Ser. 2003-4A, Class A3, 1.57%, 12/16/2015 144A	1,160,255	951,409
Ser. 2A, Class A, 1.76%, 05/22/2013 144A	664,303	458,369
Guggenheim Structured Real Estate Funding, Ser. 2005-2A, Class A, 0.63%, 08/26/2030 144A	4,314,136	1,509,947

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Henderson Receivables, LLC:
Ser. 2006-3A, Class A1, 0.52%, 09/15/2041 144A	$1,717,783	$1,185,356
Ser. 2006-4A, Class A1, 0.52%, 12/15/2041 144A	2,475,634	1,721,679
Hertz Vehicle Financing, LLC:
Ser. 2005-2A, Class A3, 0.51%, 02/25/2011 144A	200,000	195,004
Ser. 2005-2, Class A5, 0.56%, 11/25/2011 144A	1,000,000	925,630
Household Credit Card Master Note Trust I:
Ser. 2007-1, Class A, 0.37%, 04/15/2013	5,700,000	5,586,000
Ser. 2007-2, Class A, 0.87%, 07/15/2013	2,600,000	2,543,125
Household Home Equity Loan Trust:
Ser. 2005-2, Class A2, 0.63%, 01/20/2035	573,592	312,249
Ser. 2005-3, Class A2, 0.61%, 01/20/2035	550,535	301,074
Ser. 2006-1, Class A1, 0.48%, 01/20/2036	1,350,099	781,370
JPMorgan Mtge. Acquisition Corp., Ser. 2006-WMC4, Class A3, 0.43%, 12/25/2036	4,300,000	1,388,470
Keycorp Student Loan Trust, Ser. 2005-A, Class 2A1, 0.65%, 09/27/2021	58,771	57,902
Lehman ABS Corp., Ser. 2004-2, Class A, 0.75%, 06/25/2034	146,516	38,094
Marathon Real Estate CDO, Ser. 2006-1A, Class A1, 0.64%, 05/25/2046 144A	4,700,000	1,974,000
Master Second Lien Trust, Ser. 2006-1, Class A, 0.47%, 03/25/2036	1,024,598	64,550
MASTR Asset-Backed Securities Trust:
Ser. 2005-FRE1, Class A4, 0.56%, 10/25/2035	594,293	430,862
Ser. 2006-AM3, Class A2, 0.44%, 10/25/2036	894,034	771,104
Ser. 2006-FRE2, Class A4, 0.46%, 03/25/2036	2,900,000	1,036,750
Ser. 2006-HE2, Class A3, 0.46%, 06/25/2036	1,600,000	384,000
Ser. 2006-HE3, Class A3, 0.46%, 08/25/2036	3,400,000	824,500
Ser. 2006-NC3, Class A4, 0.47%, 10/25/2036	2,000,000	480,000
Ser. 2006-WCM1, Class A1, 0.42%, 02/25/2036	561,897	522,564
Merrill Auto Trust Securitization:
Ser. 2007-1, Class A4, 0.38%, 12/15/2013	500,000	457,800
Ser. 2008-1, Class A4, 2.52%, 04/15/2015	1,000,000	937,500
Merrill Lynch Mtge. Investors, Ser. 2007-HE2, Class A2A, 0.43%, 02/25/2037	1,336,768	701,402
Merrill Lynch Mtge. Trust, Ser. 2006-C1, Class A2, 0.59%, 01/25/2047	336,827	200,277
Montana Higher Education Student Assistance Corp., Ser. 2005-1, Class A, 0.65%, 06/20/2015	426,808	424,141
Morgan Stanley ABS Capital I:
Ser. 2004-SD1, Class A, 0.71%, 08/25/2034	410,353	264,677
Ser. 2007-HE4, Class A2C, 0.54%, 02/25/2037	3,600,000	936,000
Morgan Stanley ACES:
Ser. 2004-12, Class I, 1.62%, 08/05/2009	1,100,000	1,048,300
Ser. 2004-15:
Class A, 1.26%, 12/20/2009 144A	2,400,000	2,145,600
Class I, 1.06%, 12/20/2009	1,000,000	927,500
Ser. 2004-16, Class A, 1.42%, 08/05/2009	1,000,000	958,000
Ser. 2005-10:
Class A, 1.06%, 03/20/2010	2,700,000	2,339,550
Class B, 1.13%, 03/20/2010	3,000,000	2,478,000

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
Morgan Stanley ACES:
Ser. 2005-15, Class A, 1.01%, 12/20/2010 144A	$4,700,000	$3,543,800
Ser. 2006-13, Class A, 0.90%, 06/20/2013 144A	5,200,000	2,503,800
Morgan Stanley Home Equity Loans, Ser. 2007-2, Class A1, 0.41%, 04/25/2037	1,264,055	916,440
Morgan Stanley IXIS Real Estate Capital Trust, Ser. 2006-2, Class A3, 0.46%, 11/25/2036	1,100,000	286,000
National City Credit Card Master Trust, Ser. 2008-3, Class A, 2.12%, 05/15/2013	5,100,000	4,845,000
National Collegiate Student Loan Trust:
Ser. 2005-2, Class A2, 0.46%, 02/25/2026	585,482	552,894
Ser. 2006-1, Class A2, 0.45%, 08/25/2023	1,130,767	1,017,690
Ser. 2006-A, Class A1, 0.39%, 08/26/2019 144A	970,153	941,049
NationStar Home Equity Loan Trust, Ser. 2006-B, Class AV3, 0.48%, 09/25/2036	1,000,000	240,000
Nelnet Student Loan Trust, Ser. 2005-2, Class A4, 0.69%, 12/23/2019	1,100,000	1,046,654
Nissan Auto Lease Trust, Ser. 2008-A, Class A3B, 2.52%, 07/15/2011	3,500,000	3,417,050
Nomura Home Equity Loan, Inc., Ser. 2006-HE3, Class 2A2, 0.46%, 07/25/2036	900,000	225,000
Paragon CDO, Ltd., Ser. 2004-A1, Class A, 1.76%, 10/20/2044 144A +	1,700,000	34,000
People’s Choice Home Loan Securities Trust, Ser. 2005-4, Class 1A2, 0.57%, 12/25/2035	1,147,325	836,974
Prism Orso Trust, Ser. 2004-MAPL, Class CERT, 1.41%, 08/01/2011	2,600,000	2,101,320
Residential Asset Mtge. Products, Inc.:
Ser. 2005-RS8, Class A2, 0.60%, 10/25/2033	385,275	286,799
Ser. 2005-RS9, Class A13, 0.53%, 11/25/2035	2,905,882	1,133,294
Ser. 2006-SP1, Class A2, 0.50%, 09/25/2045	1,309,791	939,251
Residential Asset Securities Corp., Ser. 2007-KS3, Class AI1, 0.42%, 04/25/2037	839,673	723,294
Residential Funding Mtge. Securities II, Ser. 2003-HS1, Class AII, 0.60%, 12/25/2032	31,290	13,611
Salisbury International Investments, Ltd., 1.03%, 06/22/2010	4,700,000	2,762,660
Santander Drive Auto Receivables Trust:
Ser. 2007-1, Class A4, 0.37%, 09/15/2014	3,840,789	3,493,466
Ser. 2007-3, Class A4, 0.97%, 10/15/2014	3,900,000	3,360,184
Saxon Asset Securities Trust:
Ser. 2004-1, Class A, 0.85%, 03/25/2035	26,092	11,741
Ser. 2006-3, Class A2, 0.42%, 10/25/2046	800,000	648,000
SBI Heloc Trust, Ser. 2001-1, Class A, 0.50%, 11/25/2035	737,872	351,891
Securitized Asset Backed Receivables, LLC:
Ser. 2006-HE1, Class A2, 0.47%, 07/25/2036	800,000	216,000
Ser. 2006-NC1, Class A2, 0.47%, 03/25/2036	587,246	458,052
Security National Mtge. Loan Trust, Ser. 2006-2A, Class A1, 0.60%, 10/25/2036 144A	607,965	526,650
Sierra Receivables Funding Co., Ser. 2006-1A, Class A2, 0.47%, 05/20/2018 144A	632,824	460,717
Sierra Timeshare:
Ser. 2007-1A, Class A2, 0.47%, 03/20/2019	490,542	392,434
Ser. 2007-2A, Class A2, 1.32%, 09/20/2019	2,291,586	1,427,253
Ser. 2008-1A, Class A2, 4.32%, 02/20/2020	552,096	488,605

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
FLOATING-RATE continued
SLC Student Loan Trust, Ser. 2006-A, Class A2, 1.16%, 10/15/2015	$541,066	$541,066
SLM Student Loan Trust:
Ser. 2007-A, Class A1, 0.34%, 12/16/2013	1,700,000	1,652,188
Ser. 2007-B, Class A1, 0.66%, 09/15/2022	1,323,100	1,137,866
Specialty Underwriting & Residential Finance, Ser. 2006-BC3, Class A2C, 0.46%, 06/25/2037	2,200,000	586,080
Structured Asset Investment Loan Trust, Ser. 2006-1, Class A3, 0.51%, 01/25/2036	1,354,461	514,695
Structured Asset Securities Corp., Ser. 2005-S6, Class A2, 0.60%, 11/25/2035	814,308	146,575
TCE Securities Corp., Ser. 2006-HE3, Class A2B, 0.40%, 06/25/2036	1,142,283	751,051
Textron Financial Floorplan Master Note, Ser. 2007-A, Class A, 0.38%, 03/13/2012 144A	2,400,000	1,560,000
The Money Store Business Loan Backed Trust, Ser. 1999-1, Class AN, 1.32%, 12/15/2022	39,114	32,018
TIB Card Receivables Fund, 1.42%, 01/05/2014 144A	2,583,368	2,195,863
Triad Auto Receivables Owner Trust, Ser. 2007-B, Class A4B, 1.52%, 07/14/2014	7,200,000	6,374,160
Wachovia Asset Securitization, Inc.:
Ser. 2002-HE1, Class A, 0.68%, 09/27/2032	250,161	109,778
Ser. 2004-HE1, Class A, 0.53%, 06/25/2034	245,368	106,639
Wachovia Auto Owner Trust, Ser. 2008-A, Class A4B, 1.47%, 03/20/2014	1,300,000	1,277,146
World Financial Network Credit Card Master Trust, Ser. 2006-A, Class A, 0.45%, 02/15/2017 144A	1,500,000	1,320,097
World Omni Auto Receivables Trust, Ser. 2007-A, Class A4, 0.32%, 11/15/2012	3,600,000	3,469,529
Yale Mtge. Loan Trust, Ser. 2007-1, Class A, 0.71%, 06/25/2037	1,992,506	552,522

		213,546,957

Total Asset-Backed Securities (cost $238,026,916)		221,453,823

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.2%
FIXED-RATE 0.0%
G-Force, LLC, Ser. 2005-RR2, Class A2, 5.16%, 12/25/2039 144A	2,133,358	1,066,679

FLOATING-RATE 0.2%
Bayview Comml. Asset Trust:
Ser. 2004-1, Class A, 0.67%, 04/25/2034	376,884	241,206
Ser. 2004-3, Class A1, 0.68%, 01/25/2035 144A	499,184	319,478
Ser. 2005-4, Class A2, 0.70%, 01/25/2036 144A •	1,694,505	830,307
Ser. 2007-3, Class A1, 0.55%, 07/25/2037 144A	1,053,039	547,580
Citigroup/Deutsche Bank Comml. Mtge., Ser. 2005-CD1, Class A2FL, 0.44%, 07/15/2044	2,800,000	1,344,000
CNL Comml. Mtge. Loan Trust, Ser. 2003-2, Class A1, 0.75%, 10/25/2030 144A	351,367	158,115
Comml. Mtge. Pass-Through Cert., Ser. 2006-FL12, Class AJ, 0.45%, 12/15/2020 144A	5,100,000	2,448,000
GE Business Loan Trust:
Ser. 2004-1, Class A, 0.61%, 05/15/2032 144A	444,674	266,804
Ser. 2005-2, Class A, 0.56%, 11/15/2033	856,135	487,997

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE continued
Greenwich Capital Comml. Funding Corp., Ser. 2006-FL4A, Class A1, 0.41%, 11/05/2021 144A	$533,841	$459,103
GS Mtge. Securities Corp., Ser. 2007-EOP:
Class A1, 0.41%, 03/06/2020 144A	761,359	639,542
Class A2, 0.45%, 03/06/2020 144A	800,000	640,000
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1, Class A1B, 0.44%, 02/15/2020 144A	878,793	623,943
Lehman Brothers Small Balance Comml.:
Ser. 2006-LLFA, Class A11, 0.40%, 09/15/2021 144A	489,646	416,200
Ser. 2007-2A, Class 1A1, 0.43%, 06/25/2037 144A	284,414	179,181
Ser. 2007-3A:
Class 1A1, 0.96%, 10/25/2037 144A	642,462	546,093
Class A21, 1.16%, 10/25/2037 144A	3,300,000	1,914,000
Structured Asset Securities Corp.:
Ser. 2005-1, Class 1A, 0.56%, 02/25/2030	1,231,884	702,174
Ser. 2005-2, Class 1A, 0.56%, 09/25/2030 144A	989,514	554,128
Wachovia Bank Comml. Mtge. Trust, Ser. 2006-WHL7, Class, 0.41%, 09/15/2021	3,718,847	2,677,570

		15,995,421

Total Commercial Mortgage-Backed Securities (cost $21,975,520)		17,062,100

CORPORATE BONDS 0.0%
FINANCIALS 0.0%
Real Estate Investment Trusts (REITs) 0.0%
HCP, Inc., 5.63%, 02/28/2013 (cost $1,163,986)	1,290,000	1,123,772

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
FLOATING-RATE 0.5%
Aire Valley Mtge.:
Ser. 2006-1, Class A1, 0.72%, 09/20/2066 144A	2,325,003	1,150,876
Ser. 2007-1A, Class A2, 0.70%, 03/20/2030 144A	1,800,000	891,000
Arkle Master Issuer plc, Ser. 2006-1A, Class 3A, 0.90%, 08/17/2011 144A	1,500,000	1,491,384
Arms II, Ser. G3, Class A1A, 1.35%, 01/10/2035	629,462	535,043
Bear Stearns Mtge. Funding Trust, Ser. 2007-SL2, Class 1A, 0.47%, 02/25/2037	980,220	88,514
Brunel Residential Mtge., Ser. 2007-1A, Class A4C, 1.24%, 01/13/2039 144A	4,300,000	3,718,210
Chevy Chase Funding, LLC:
Ser. 2003-4A, Class A1, 0.65%, 10/25/2034 144A	67,764	33,882
Ser. 2004-1, Class A2, 0.64%, 01/25/2035 144A	150,308	66,136
Ser. 2004-3, Class A2, 0.61%, 08/25/2035 144A	85,647	37,685

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
Crusade Global Trust:
Ser. 2006-1, Class A1, 1.17%, 07/20/2038	$1,385,885	$1,231,210
Ser. 2007-1, Class A1, 1.17%, 04/19/2038	1,735,050	1,472,969
Gracechurch Mtge. Funding plc, Ser. 1A, Class A2B, 1.21%, 10/11/2041	444,331	411,414
Granite Master Issuer plc:
Ser. 2004-3, Class A1, 0.75%, 09/20/2044	379,207	250,276
Ser. 2006-2, Class A4, 0.36%, 12/20/2054	724,673	492,777
Ser. 2006-3, Class A3, 0.36%, 12/20/2054	457,691	282,167
Interstar Millennium Trust:
Ser. 2003-5G, Class A2, 1.10%, 09/27/2035	350,371	275,584
Ser. 2004-2G, Class A, 1.03%, 03/14/2036	3,570,758	2,856,538
Ser. 2005-1G, Class A, 0.75%, 12/08/2036	669,989	522,672
Ser. 2006-2GA, Class A2, 0.74%, 05/27/2038	295,274	223,917
Kildare Securities, Ltd., Ser. 2007-A1, Class A2, 0.71%, 12/10/2043 144A	3,040,089	2,160,166
Leek Finance plc:
Ser. 14A, Class A2B, 0.79%, 09/21/2036 144A	85,747	77,172
Ser. 15A, Class AB, 0.75%, 03/21/2037 144A	459,575	367,660
Ser. 16A, Class A2, 0.77%, 09/21/2037 144A	345,420	245,041
Ser. 17A, Class A2B, 0.75%, 12/21/2037 144A	454,896	291,133
Medallion Trust:
Ser. 2005-1G, Class A1, 1.04%, 05/10/2036	424,711	380,531
Ser. 2006-1G, Class A1, 0.68%, 06/14/2037	1,149,096	968,388
Mellon Residential Funding Corp., Ser. 2004-TBC1, Class A, 0.56%, 02/26/2034 144A	398,545	244,607
Morgan Stanley ACES SPC:
Ser. 2004-12, Class A, 1.82%, 08/05/2009 144A	1,000,000	946,000
Ser. 2004-15, Class I, 2.04%, 12/20/2009 144A	2,000,000	1,733,000
Paragon Mtge. plc:
Ser. 07A, Class A1A, 1.09%, 05/15/2034 144A	786,838	472,079
Ser. 12A, Class A2C, 0.99%, 11/15/2038 144A	1,603,010	906,595
Ser. 14A, Class A2C, 0.73%, 09/15/2039	1,081,076	517,500
Pendeford Master Issuer plc, Ser. 2007-1A, Class 3A, 1.04%, 02/12/2016 144A	4,200,000	4,038,720
Permanent Master Issuer plc:
Ser. 2006-1, Class 5A, 1.24%, 07/15/2033	3,300,000	2,815,312
Ser. 2007-1, Class 4A, 1.21%, 10/15/2033	1,200,000	958,308
Puma Finance, Ltd., Ser. G5, Class A1, 0.82%, 02/21/2038 144A	2,281,050	1,710,788
Superannuation Members Home Loans Global Fund:
Ser. 2007-1, Class A1, 0.70%, 06/12/2040	1,995,291	1,667,810
Ser. 6, Class A, 1.12%, 11/09/2035	116,308	97,902
Ser. 7, Class A1, 0.77%, 03/09/2036	205,881	183,813
Ser. 8, Class A1, 1.21%, 01/12/2037	232,404	193,230

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $39,557,411)		37,008,009

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.0%
U.S. Department of Transportation, 6.00%, 12/07/2021 144A (cost $188,415)	$200,000	$188,964

YANKEE OBLIGATIONS – GOVERNMENT 0.1%
Belize Aid, FRN, 0.86%, 01/01/2014 + ☐	500,000	482,886
Caribbean Housing Finance, FRN, 1.11%, 03/30/2019 + ☐	5,030,934	4,676,492
India Aid, FRN, 1.13%, 02/01/2027 + ☐	1,550,000	1,318,057
Jamaica Aid, FRN, 0.90%, 10/01/2018 + ☐	1,838,977	1,699,615
Morocco Aid, FRN, 0.76%, 11/15/2014 + ☐	66,440	63,124
Peru Aid, FRN:
0.64%, 05/01/2014 + ☐	149,759	142,645
0.71%, 05/01/2014 + ☐	95,012	90,499
Zimbabwe Aid, FRN, 0.25%, 01/01/2012 + ☐	300,000	291,062

Total Yankee Obligations – Government (cost $9,069,695)		8,764,380

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Home Ownership Funding Corp., 1.00% 144A + ☐ (cost $158,808)	1,000	90,000

MUTUAL FUND SHARES 96.0%
ASSET ALLOCATION 1.8%
GMO Special Situations Fund, Class VI ø	5,081,446	133,387,964

INTERNATIONAL EQUITY 29.9%
GMO Emerging Markets Fund, Class VI ø	64,891,200	614,519,666
GMO International Core Equity Fund, Class VI ø	39,118,536	925,935,743
GMO International Growth Equity Fund, Class IV ø	19,668,835	348,335,065
GMO International Intrinsic Value Fund, Class IV ø	19,512,451	355,907,098

		2,244,697,572

INTERNATIONAL FIXED INCOME 0.7%
GMO Emerging Country Debt Fund, Class IV ø	7,749,898	54,791,777

U.S. EQUITY 33.7%
GMO Flexible Equities Fund, Class VI ø	9,253,370	178,404,976
GMO U.S. Core Equity Fund, Class VI ø	5,096,108	46,323,623
GMO U.S. Quality Equity Fund, Class VI ø	139,232,368	2,302,903,360

		2,527,631,959

U.S. FIXED INCOME 29.9%
GMO Alpha Only Fund, Class IV ø	30,325,391	156,175,762
GMO Asset Allocation Bond Fund , Class VI ø	14,772,529	373,449,546
GMO Domestic Bond Fund, Class VI ø	58,192,249	390,469,989
GMO Inflation Indexed Plus Bond Fund, Class VI ø	7,506,065	123,549,824
GMO Strategic Fixed Income Fund, Class VI ø	72,600,607	1,154,349,658
GMO U.S. Treasury Fund, Class IV ø	1,998,921	49,993,002

		2,247,987,781

Total Mutual Fund Shares (cost $8,263,018,570)		7,208,497,053

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

	Principal Amount	Value

TIME DEPOSIT 0.3%
State Street Bank Euro Time Deposit, 0.01%, 07/01/2009 (cost $20,118,623)	$20,118,623	$20,118,623

Total Investments (cost $8,593,277,944) 100.1%		7,514,306,724
Other Assets and Liabilities (0.1%)		(3,978,046)

Net Assets 100.0%		$7,510,328,678

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal.
ø	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment advisor to Asset Allocation Trust and the underlying fund.

Summary of Abbreviations
ABS	Asset-Backed Security
ACES	Adjustable Convertible Extendable Securities
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

The following table shows portfolio composition as a percent of total investments as of June 30, 2009:

Mutual Fund Shares – Equity	63.5%
Mutual Fund Shares – Fixed Income	30.6%
Asset-Backed Securities	2.9%
Mutual Fund Shares – Asset Allocation	1.8%
Whole Loan Mortgage-Backed Collateralized Mortgage Obligations	0.5%
Cash Equivalents	0.3%
Commercial Mortgage-Backed Securities	0.2%
Yankee Obligations – Government	0.1%
U.S. Government & Agency Obligations	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2009:

U.S. Equity	33.7%
International Equity	29.9%
U.S. Fixed Income	29.9%
Asset-Backed Securities	2.9%
Asset Allocation	1.8%
International Fixed Income	0.7%
Whole Loan Mortgage-Backed Collateralized Mortgage Obligations	0.5%
Time Deposits	0.3%
Commercial Mortgage-Backed Securities	0.2%
Yankee Obligaitons – Government	0.1%

100.0%

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investments in affiliated investment company shares, at value (cost $8,263,018,570)	$7,208,497,053
Investments in unaffiliated securities, at value (cost $330,259,374)	305,809,671

Total investments	7,514,306,724
Cash	25,370
Receivable from investment advisor	6,879
Dividends and interest receivable	346,764
Receivable for investments sold	4,751,550
Other Assets	157,510

Total assets	7,519,594,797

Liabilities
Payable for Trust shares redeemed	9,108,543
Accrued expenses and other liabilities	157,576

Total liabilities	9,266,119

Net assets	$7,510,328,678

Net assets represented by
Paid-in capital	$9,687,218,351
Undistributed net investment income	53,431,159
Accumulated net realized losses on investments	(1,151,349,612)
Net unrealized losses on investments	(1,078,971,220)

Total net assets	$7,510,328,678

Shares outstanding (unlimited number of shares authorized)	791,648,702

Net asset value per share	$9.49

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income
Dividends from affiliated investment company shares	$47,504,284
Interest	5,926,875

Total investment income	53,431,159

Expenses
Printing and postage expenses	1,134
Custodian and accounting fees	7,031
Professional fees	61,833

Total expenses	69,998
Less: Expense reimbursements	(69,998)

Net expenses	0

Net investment income	53,431,159

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Realized gains on unaffiliated securities	2,588,403
Sale of affiliated investment company shares	(552,247,559)
Capital gain distributions from affiliated investment company shares	26,809,170

Net realized losses on investments	(522,849,986)

Net change in unrealized gains or losses on:
Unaffiliated securities	2,067,078,464
Affiliated investment company shares	(1,054,521,518)

Net change in unrealized gains or losses on investments	1,012,556,946

Net realized and unrealized gains or losses on investments	489,706,960

Net increase in net assets resulting from operations	$543,138,119

See Notes to Consolidated Financial Statements

Asset Allocation Trust

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008

Operations
Net investment income		$53,431,159		$682,424,481
Net realized losses on investments		(522,849,986)		(541,310,011)
Net change in unrealized gains or losses on investments		1,012,556,946		(2,498,658,881)

Net increase (decrease) in net assets resulting from operations		543,138,119		(2,357,544,411)

Distributions to shareholders from
Net realized gains		0		(350,846,292)

	Shares		Shares

Transactions in investors’ beneficial interest
Proceeds from contributions	1,572,190	14,021,385	27,597,502	286,571,851
Reinvestment of distributions	0	0	32,881,564	350,846,292
Payment for redemptions	(53,518,733)	(446,647,960)	(212,013,716)	(2,045,935,175)

Net decrease in net assets resulting from transactions in investors’ beneficial interest		(432,626,575)		(1,408,517,032)

Total increase (decrease) in net assets		110,511,544		(4,116,907,735)
Net assets
Beginning of period		7,399,817,134		11,516,724,869

End of period		$7,510,328,678		$7,399,817,134

Undistributed net investment income		$53,431,159		$0

See Notes to Consolidated Financial Statements

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Asset Allocation Trust was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. Asset Allocation Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of
Section 4(2) of the Securities Act of 1933, as amended. Asset Allocation Trust is only offered to Evergreen Asset Allocation Fund, a diversified series of Evergreen Equity Trust, an open-end, management investment company, which was organized as a Delaware statutory trust on September 18, 1997.

Asset Allocation Trust operates as a “fund-of-funds” which primarily invests in shares of GMO-managed open-end mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

Asset Allocation Trust owns 100% of GMO Fixed Income Fund I, LLC (“GMO LLC”). The consolidated financial statements include the accounts of Asset Allocation Trust and GMO LLC (together referred to as the “Trust”), including the holdings of GMO LLC.

GMO LLC was organized on November 7, 2008 as a limited liability company to provide investors a managed investment in securities of any kind, including, without limitation, asset-backed securities and other fixed income investments. GMO LLC may also hold cash and cash equivalents.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of the consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Trust should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 28, 2009, which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

Securities are valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Trust to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Trust’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), a private company founded in 1977, is the investment advisor to the Trust. GMO also serves as investment advisor to

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, EIMC provides the Trust with facilities, equipment and personnel. EIMC receives no compensation from the Trust for its services. During the six months ended June 30, 2009, EIMC voluntarily reimbursed the Trust for expenses in the amount of $69,998.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Trust. The Trust does not pay a transfer agency fee.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments (excluding short-term securities) were $1,118,465,143 and $1,005,214,470, respectively, for the six months ended June 30, 2009.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Trust’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2009, the inputs used in valuing the Trust’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Preferred stocks	$0	$0	$90,000	$90,000
Mutual fund shares	6,896,704,113	311,792,940	0	7,208,497,053
Asset-backed securities	0	0	221,453,823	221,453,823
Mortgage-backed securities	0	0	54,070,109	54,070,109
Corporate debt securities	0	0	1,123,772	1,123,772
Debt securities issued by U.S. Treasury and U.S. government agencies	0	0	188,964	188,964
Debt securities issued by foreign governments	0	0	8,764,380	8,764,380
Short-term investments	0	20,118,623	0	20,118,623

	$6,896,704,113	$331,911,563	$285,691,048	$7,514,306,724

Further details on the major security types listed above can be found in the Consolidated Schedule of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

					Debt
					securities
					issued by	Debt
					U.S. Treasury	securities
			Mortgage-	Corporate	and U.S.	issued
	Preferred	Asset-backed	backed	debt	government	by foreign
	stocks	securities	securities	securities	agencies	governments	Total

Balance as of
January 1, 2009	$158,808	$327,641,604	$86,823,666	$1,191,315	$211,750	$9,434,134	$425,461,277
Realized gains or losses	0	1,872,175	688,310	0	0	25,748	2,586,233
Change in unrealized gains or losses	(68,808)	27,841,658	(3,563,404)	(67,543)	(22,786)	(171,647)	23,947,470
Net purchases (sales)		(135,901,614)	(29,878,463)	0	0	(523,855)	(166,303,932)
Transfers in and/or out of Level 3	0	0	0	0	0	0	0

Balance as of June 30, 2009	$90,000	$221,453,823	$54,070,109	$1,123,772	$188,964	$8,764,380	$285,691,048

Change in unrealized gains or losses included in earnings relating to securities still held at June 30, 2009	$(68,808)	$14,081,304	$(4,998,107)	$(67,543)	$(22,786)	$(194,374)	$8,729,686

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $9,029,774,217. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $1,515,467,493, respectively, with a net unrealized depreciation of $1,515,467,493.

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Trust’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of Decmeber 31, 2008, the Trust incurred and elected to defer post-October losses of $336,900,971.

5. INVESTMENTS IN AFFILIATES

A summary of the Trust’s transactions in shares of affiliates during the six months ended June 30, 2009 were as follows:

	Value,				Realized
	beginning of	Cost of	Proceeds from	Dividend	Gains	Value, end
Affiliate	period	Purchases	Sales	Income	Distributions	of period

GMO Alpha Only Fund
Class IV	$717,796,969	$31,359,837	$567,560,453	$29,125,318	$0	$156,175,762
GMO Asset Allocation Bond Fund
Class VI	0	375,000,000	1,100,000	0	0	373,449,546
GMO Domestic Bond Fund
Class VI	470,775,293	0	0	1,961,465	26,809,170	390,469,989
GMO Emerging Country Debt Fund
Class IV	45,724,396	0	0	0	0	54,791,777
GMO Emerging Markets Fund
Class VI	442,670,260	32,000,000	7,058,401	0	0	614,519,666
GMO Flexible Equities Fund
Class VI	76,435,133	105,051,233	1,515,571	0	0	178,404,976
GMO Inflation Indexed Plus Bond Fund
Class VI	111,465,059	0	0	3,319,496	0	123,549,824
GMO International Core Equity Fund
Class VI	925,201,347	58,262,577	89,351,523	0	0	925,935,743
GMO International Growth Equity Fund
Class IV	219,476,223	128,946,538	39,375,771	0	0	348,335,065
GMO International Intrinsic Value Fund
Class IV	195,510,863	141,841,192	38,770,701	0	0	355,907,098
GMO Special Situations Fund
Class VI	166,717,624	0	36,790,483	0	0	133,387,964
GMO Strategic Fixed Income Fund
Class VI	1,253,812,489	0	0	0	0	1,154,349,658
GMO U.S. Core Equity Fund
Class VI	46,769,792	298,968	850,508	298,968	0	46,323,623
GMO U.S. Quality Equity Fund
Class VI	2,184,267,581	195,691,813	107,667,086	12,799,037	0	2,302,903,360
GMO U.S. Treasury Fund
Class IV	0	50,012,985	0	0	0	49,993,002

	$6,856,623,029	$1,118,465,143	$890,040,497	$47,504,284	$26,809,170	$7,208,497,053

Asset Allocation Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited) continued

6. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and Evergreen Investment Services, Inc. (“EIS”) have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Trust to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Trust.

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Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,					Year Ended March 31, 2004

		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$9.38	$14.91	$14.81	$14.09	$13.62	$12.97	$9.91

Income from investment operations
Net investment income (loss)	(0.04)	(0.11)[2]	0.27	0.35 [2]	0.26	0.24	0.26 [2]
Net realized and unrealized gains or losses on investments	0.76	(3.17)	0.77	1.23	0.80	0.74	3.02

Total from investment operations	0.72	(3.28)	1.04	1.58	1.06	0.98	3.28

Distributions to shareholders from
Net investment income	0	(1.08)	(0.58)	(0.44)	(0.36)	(0.24)	(0.21)
Net realized gains	0	(0.85)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)
Tax basis return of capital	0	(0.32)	0	0	0	0	0

Total distributions to shareholders	0	(2.25)	(0.94)	(0.86)	(0.59)	(0.33)	(0.22)

Net asset value, end of period	$10.10	$9.38	$14.91	$14.81	$14.09	$13.62	$12.97

Total return[3]	7.68%	(22.31)%	7.09%	11.32%	7.85%	7.55%	33.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,680,446	$2,640,410	$4,405,430	$3,873,495	$2,875,596	$1,531,158	$722,977
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	0.89%[5]	0.81%	0.81%	0.89%	0.94%	1.02%[5]	1.17%
Expenses excluding waivers/reimbursements and expense reductions[4]	0.89%[5]	0.82%	0.84%	0.89%	0.97%	1.02%[5]	1.17%
Net investment income (loss)	(0.89)%[5]	(0.81)%	1.73%	2.39%	2.39%	3.19%[5]	1.03%
Portfolio turnover rate	0%	6%	2%	1%	16%[6]	7%	16%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
5	Annualized
6

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,					Year Ended March 31, 2004

		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$9.30	$14.75	$14.65	$13.95	$13.50	$12.87	$9.87

Income from investment operations
Net investment income (loss)	(0.08)	(0.20)[2]	0.15	0.23	0.17	0.18	0.19 [2]
Net realized and unrealized gains or losses on investments	0.76	(3.13)	0.77	1.22	0.77	0.72	2.99

Total from investment operations	0.68	(3.33)	0.92	1.45	0.94	0.90	3.18

Distributions to shareholders from
Net investment income	0	(0.95)	(0.46)	(0.33)	(0.26)	(0.18)	(0.17)
Net realized gains	0	(0.85)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)
Tax basis return of capital	0	(0.32)	0	0	0	0	0

Total distributions to shareholders	0	(2.12)	(0.82)	(0.75)	(0.49)	(0.27)	(0.18)

Net asset value, end of period	$9.98	$9.30	$14.75	$14.65	$13.95	$13.50	$12.87

Total return[3]	7.31%	(22.94)%	6.33%	10.53%	7.08%	6.99%	32.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,348,134	$1,369,657	$2,131,841	$2,050,316	$1,696,880	$1,158,216	$668,013
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.64%[5]	1.56%	1.54%	1.59%	1.64%	1.72%[5]	1.88%
Expenses excluding waivers/reimbursements and expense reductions[4]	1.64%[5]	1.56%	1.54%	1.59%	1.67%	1.72%[5]	1.88%
Net investment income (loss)	(1.64)%[5]	(1.56)%	0.91%	1.60%	1.44%	2.28%[5]	0.44%
Portfolio turnover rate	0%	6%	2%	1%	16%[6]	7%	16%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
5	Annualized
6

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,					Year Ended March 31, 2004

		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$9.12	$14.47	$14.39	$13.71	$13.28	$12.67	$9.72

Income from investment operations
Net investment income (loss)	(0.08)	(0.20)[2]	0.16	0.24	0.18	0.19	0.18 [2]
Net realized and unrealized gains or losses on investments	0.74	(3.06)	0.74	1.19	0.75	0.69	2.96

Total from investment operations	0.66	(3.26)	0.90	1.43	0.93	0.88	3.14

Distributions to shareholders from
Net investment income	0	(0.92)	(0.46)	(0.33)	(0.27)	(0.18)	(0.18)
Net realized gains	0	(0.85)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)
Tax basis return of capital	0	(0.32)	0	0	0	0	0

Total distributions to shareholders	0	(2.09)	(0.82)	(0.75)	(0.50)	(0.27)	(0.19)

Net asset value, end of period	$9.78	$9.12	$14.47	$14.39	$13.71	$13.28	$12.67

Total return[3]	7.24%	(22.85)%	6.29%	10.56%	7.10%	6.96%	32.36%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,070,427	$3,019,585	$4,666,033	$4,100,205	$3,017,854	$1,614,975	$849,900
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.64%[5]	1.56%	1.54%	1.59%	1.64%	1.72%[5]	1.88%
Expenses excluding waivers/reimbursements and expense reductions[4]	1.64%[5]	1.56%	1.54%	1.59%	1.67%	1.72%[5]	1.88%
Net investment income (loss)	(1.64)%[5]	(1.56)%	1.01%	1.76%	1.69%	2.43%[5]	0.37%
Portfolio turnover rate	0%	6%	2%	1%	16%[6]	7%	16%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Excluding applicable sales charges
4	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
5	Annualized
6

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,					Year Ended March 31, 2004

		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$9.42	$14.99	$14.90	$14.16	$13.68	$13.02	$9.92

Income from investment operations
Net investment income (loss)	(0.01)	(0.07)[2]	0.31	0.39	0.27	0.22	0.30 [2]
Net realized and unrealized gains or losses on investments	0.75	(3.20)	0.77	1.25	0.82	0.79	3.03

Total from investment operations	0.74	(3.27)	1.08	1.64	1.09	1.01	3.33

Distributions to shareholders from
Net investment income	0	(1.13)	(0.63)	(0.48)	(0.38)	(0.26)	(0.22)
Net realized gains	0	(0.85)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)
Tax basis return of capital	0	(0.32)	0	0	0	0	0

Total distributions to shareholders	0	(2.30)	(0.99)	(0.90)	(0.61)	(0.35)	(0.23)

Net asset value, end of period	$10.16	$9.42	$14.99	$14.90	$14.16	$13.68	$13.02

Total return	7.86%	(22.12)%	7.29%	11.73%	8.11%	7.79%	33.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$402,457	$348,394	$337,645	$272,772	$171,789	$90,202	$46,970
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[3]	0.64%[4]	0.57%	0.54%	0.59%	0.64%	0.72%[4]	0.88%
Expenses excluding waivers/reimbursements and expense reductions[3]	0.64%[4]	0.57%	0.54%	0.59%	0.67%	0.72%[4]	0.88%
Net investment income (loss)	(0.64)%[4]	(0.56)%	2.18%	2.98%	2.75%	3.64%[4]	1.56%
Portfolio turnover rate	0%	6%	2%	1%	16%[5]	7%	16%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
4	Annualized
5

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS R	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31,					Year Ended March 31, 2004[2]

		2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$9.32	$14.82	$14.73	$14.02	$13.59	$12.96	$11.95

Income from investment operations
Net investment income (loss)	(0.06)[3]	(0.14)[3]	0.25	0.34 [3]	0.31	0.18	0.07 [3]
Net realized and unrealized gains or losses on investments	0.77	(3.15)	0.75	1.20	0.71	0.79	1.16

Total from investment operations	0.71	(3.29)	1.00	1.54	1.02	0.97	1.23

Distributions to shareholders from
Net investment income	0	(1.04)	(0.55)	(0.41)	(0.36)	(0.25)	(0.21)
Net realized gains	0	(0.85)	(0.36)	(0.42)	(0.23)	(0.09)	(0.01)
Tax basis return of capital	0	(0.32)	0	0	0	0	0

Total distributions to shareholders	0	(2.21)	(0.91)	(0.83)	(0.59)	(0.34)	(0.22)

Net asset value, end of period	$10.03	$9.32	$14.82	$14.73	$14.02	$13.59	$12.96

Total return	7.62%	(22.52)%	6.83%	11.10%	7.63%	7.53%	10.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,571	$11,035	$12,935	$9,546	$7,066	$496	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions[4]	1.14%[5]	1.06%	1.04%	1.09%	1.15%	1.27%[5]	1.20%[5]
Expenses excluding waivers/reimbursements and expense reductions[4]	1.14%[5]	1.06%	1.04%	1.09%	1.18%	1.27%[5]	1.20%[5]
Net investment income (loss)	(1.14)%[5]	(1.06)%	1.61%	2.33%	5.19%	13.43%[5]	1.28%[5]
Portfolio turnover rate	0%	6%	2%	1%	16%[6]	7%	16%

1	For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.
2	For the period from October 10, 2003 (commencement of class operations), to March 31, 2004.
3	Net investment income (loss) per share is based on average shares outstanding during the period.
4	Includes expenses of Asset Allocation Trust since inception date of September 15, 2005 but excludes expenses incurred indirectly through investment in the underlying GMO funds.
5	Annualized
6

Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (unaudited)

Assets
Investment in Asset Allocation Trust, at value (cost $8,472,563,107)	$7,510,328,678
Receivable for investments sold	9,108,543
Receivable for Fund shares sold	16,202,265
Prepaid expenses and other assets	384,629

Total assets	7,536,024,115

Liabilities
Payable for Fund shares redeemed	19,878,366
Advisory fee payable	68,716
Distribution Plan expenses payable	140,195
Due to other related parties	76,539
Accrued expenses and other liabilities	824,339

Total liabilities	20,988,155

Net assets	$7,515,035,960

Net assets represented by
Paid-in capital	$8,614,996,527
Undistributed net investment loss	(46,266,031)
Accumulated net realized losses on investments	(91,460,107)
Net unrealized losses on investments	(962,234,429)

Total net assets	$7,515,035,960

Net assets consists of
Class A	$2,680,445,982
Class B	1,348,134,143
Class C	3,070,427,390
Class I	402,457,494
Class R	13,570,951

Total net assets	$7,515,035,960

Shares outstanding (unlimited number of shares authorized)
Class A	265,368,457
Class B	135,050,199
Class C	313,904,157
Class I	39,608,668
Class R	1,353,469

Net asset value per share
Class A	$10.10
Class A — Offering price (based on sales charge of 5.75%)	$10.72
Class B	$9.98
Class C	$9.78
Class I	$10.16
Class R	$10.03

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (unaudited)

Investment income	$0

Expenses
Advisory fee	11,770,241
Distribution Plan expenses
Class A	3,102,900
Class B	6,353,252
Class C	14,255,207
Class R	28,769
Administrative services fee	3,485,083
Transfer agent fees	5,743,498
Trustees’ fees and expenses	79,978
Printing and postage expenses	555,320
Custodian and accounting fees	357,321
Registration and filing fees	170,318
Professional fees	165,712
Other	68,964

Total expenses	46,136,563
Less: Expense reductions	(1,298)

Net expenses	46,135,265

Net investment loss	(46,135,265)

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(91,284,514)
Net change in unrealized gains or losses on investments	634,318,400

Net realized and unrealized gains or losses on investments	543,033,886

Net increase in net assets resulting from operations	$496,898,621

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008

Operations
Net investment loss		$(46,135,265)		$(124,553,118)
Net realized gains or losses on investments		(91,284,514)		276,761,701
Net change in unrealized gains or losses on investments		634,318,400		(2,634,214,495)

Net increase (decrease) in net assets resulting from operations		496,898,621		(2,482,005,912)

Distributions to shareholders from
Net investment income
Class A		0		(260,963,878)
Class B		0		(119,683,957)
Class C		0		(264,680,165)
Class I		0		(34,626,066)
Class R		0		(1,027,711)
Net realized gains
Class A		0		(222,953,060)
Class B		0		(112,421,994)
Class C		0		(256,028,499)
Class I		0		(23,607,583)
Class R		0		(821,178)
Tax basis return of capital
Class A		0		(76,190,484)
Class B		0		(39,995,118)
Class C		0		(90,647,269)
Class I		0		(9,852,514)
Class R		0		(315,140)

Total distributions to shareholders		0		(1,513,814,616)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	25,196,159	234,337,382	66,395,772	864,158,011
Class B	6,829,742	62,501,705	16,361,935	213,919,037
Class C	23,962,620	215,839,133	60,185,015	739,493,126
Class I	10,895,470	102,039,053	24,842,062	317,488,619
Class R	341,993	3,150,023	533,429	6,818,126

		617,867,296		2,141,876,919

Net asset value of shares issued in reinvestment of distributions
Class A	0	0	45,360,938	451,907,598
Class B	0	0	25,091,594	247,651,834
Class C	0	0	45,002,996	435,817,045
Class I	0	0	6,119,101	59,505,056
Class R	0	0	169,938	1,657,862

		0		1,196,539,395

Automatic conversion of Class B shares to Class A shares
Class A	1,842,202	17,050,183	3,484,024	46,052,080
Class B	(1,860,408)	(17,050,183)	(3,535,891)	(46,052,080)

		0		0

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008

	Shares		Shares

Capital share transactions continued
Payment for shares redeemed
Class A	(43,157,103)	$(392,295,257)	(129,279,292)	$(1,656,575,415)
Class B	(17,115,980)	(154,162,428)	(35,299,576)	(447,337,433)
Class C	(41,234,718)	(363,794,297)	(96,474,650)	(1,188,034,576)
Class I	(8,252,326)	(77,015,280)	(16,514,923)	(210,386,804)
Class R	(172,089)	(1,544,179)	(392,691)	(5,063,837)

		(988,811,441)		(3,507,398,065)

Net decrease in net assets resulting from capital share transactions		(370,944,145)		(168,981,751)

Total increase (decrease) in net assets		125,954,476		(4,164,802,279)
Net assets
Beginning of period		7,389,081,484		11,553,883,763

End of period		$7,515,035,960		$7,389,081,484

Undistributed (overdistributed) net investment loss		$(46,266,031)		$(130,766)

See Notes to Financial Statements

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Asset Allocation Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The Fund operates as a “fund-of-funds” which invests in shares of Asset Allocation Trust. At June 30, 2009, the Fund owned 100% of Asset Allocation Trust. The consolidated financial statements of Asset Allocation Trust, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 28, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in the underlying funds held by Asset Allocation Trust is discussed in its Notes to Consolidated Financial Statements, which is included elsewhere in this report.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.20% as average daily net assets increase. For the six months ended June 30, 2009, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended June 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.16% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annu-

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

al rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B, Class C and Class R shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class and the distribution fees for Class R shares are limited to 0.50% of the average daily net assets of the class.

For the six months ended June 30, 2009, EIS received $311,755 from the sale of Class A shares and $54,609, $1,996,511 and $186,279 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, the Fund made aggregate purchases and sales of $14,021,385 and $443,587,234, respectively, in its investment into Asset Allocation Trust.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Mutual fund shares	$0	$7,510,328,678	$0	$7,510,328,678

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $8,587,905,788. The gross unrealized appreciation and depreciation on securities based on tax cost was $143,820,096 and $1,221,397,206, respectively, with a net unrealized depreciation of $1,077,577,110.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2009, the Fund did not participate in the interfund lending program.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended June 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. SUBSEQUENT EVENT

Effective after the close of business on June 30, 2009, Class B shares of the Fund was closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

Evergreen Asset Allocation Fund

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On March 19, 2009, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$2,797,049,804
Net assets voted “Against”	$86,724,348
Net assets voted “Abstain”	$180,463,938

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568007 rv6 08/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: August 28, 2009